Pension Plans and Other Post-Retirement Benefits - Schedule of Plan Asset Allocation (Details)	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Equity investments	4.00%	3.00%
Fixed income investments	77.00%	65.00%
Real estate investments	12.00%	11.00%
Qualifying insurance contract	0.00%	15.00%
Other	7.00%	6.00%
Total composition of fair value of plan assets	100.00%	100.00%